Stockholders’ deficit (Details Narrative) - USD ($)													3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	May 27, 2025	Feb. 26, 2025	Feb. 04, 2025	Jan. 25, 2025	Sep. 25, 2024	Aug. 05, 2024	Feb. 21, 2024	Jan. 25, 2024	Dec. 04, 2023	Jul. 17, 2023	May 26, 2023	Sep. 29, 2022	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 29, 2025	Aug. 23, 2024	Jul. 03, 2024	Jun. 28, 2024	Jan. 29, 2024	Jan. 23, 2024	Oct. 27, 2022	Oct. 26, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares authorized													149,500,000				149,500,000			149,500,000	149,500,000				75,000,000				74,500,000
Issuance of stock							70,002			476,338
Proceeds from the issuance of common stock for cash, net										$ 20,000							$ 418,100			$ 90,919
Number of shares purchased																				1
Gain (loss) on settlement of liabilities													$ 87,353				$ 230,726			$ 46,346	$ (56,000)
Issuance of shares																	250,000
Issuance of shares fair value																	$ 29,000
Issuance of stock, value													$ 326,260	$ 91,840						$ 70,919
Option granted																	50,000			2,881,738	2,745,000
Exercise price													$ 0.49				$ 0.49			$ 0.49	$ 0.83	$ 6.53
Option exercised, value
Option exercised, shares							75,000													75,000
Maturity date																				Jan. 31, 2024
Subscription receivable													$ 101,100				$ 101,100			$ 101,100	$ 117,850
Options, weighted average remaining life																	8 years 10 months 9 days			9 years 3 months 18 days	9 years 10 months 9 days	13 years 8 months 8 days
Options, aggregate intrinsic value													$ 55,913				$ 55,913			$ 129,650	$ 800,183
Options, aggregate intrinsic value per share										$ 0.0637			$ 0.073				$ 0.073			$ 0.11			$ 0.125	$ 0.226		$ 0.226	$ 0.125	$ 0.0376
Exercise price																	$ 0.10			$ 0.14	$ 0.11
Stock options, compensation expense																	$ 39,064	251,195		$ 679,268	$ 167,953
Unrecognized share-based compensation													$ 1,028				$ 1,028
Purchase warrants outstanding													16,775,737				16,775,737			13,411,582
Purchase warrants exercisable													16,268,205				16,268,205			12,904,050
Warrants expiration period										3 years			1 year 6 months 7 days				1 year 6 months 7 days			3 years
Weighted average exercise price of warrant													$ 0.13				$ 0.13
Aggregate intrinsic value													$ 358,483				$ 358,483
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of stock													5,576,756	1,369,961						1,122,672
Proceeds from the issuance of common stock for cash, net																	$ 500,000		$ 500,000
Number of shares purchased										1
Issuance of stock, value													$ 56	$ 14						$ 11
Shares of common stock for conversions													2,410,068	436,904	185,381		2,846,972			867,389	5,666,917
Shares of common stock for conversions, value																					$ 223,733
Option exercised, value																$ 1				$ 1	$ 3
Option exercised, shares																70,002				70,002	250,000
Weighted average exercise price of warrant																				$ 0.17
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares authorized																													75,000,000
Common stock conversion price																					$ 0.0888
Options, aggregate intrinsic value per share																					0.0637
Maximum [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares of common stock for conversions, value																	$ 128,860
Common stock conversion price													$ 0.06495				$ 0.06495
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares authorized																														25,000,000
Common stock conversion price																					0.0297
Options, aggregate intrinsic value per share																					$ 0.04
Minimum [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares of common stock for conversions, value																	$ 27,660
Common stock conversion price													$ 0.046995				$ 0.046995
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares		3,080,670
Proceeds from notes payable		$ 250,000
Accrued interest		$ 27,260
Number of shares purchased		1
Gain (loss) on settlement of liabilities	$ 87,353	$ 143,373
Interest rate				10.00%				10.00%
Maturity date				Jan. 25, 2025				Jan. 25, 2025
Warrants expiration period		3 years
Investor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants expiration period																					3 years
Weighted average exercise price of warrant																					$ 0.59
Investor [Member] | Investment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of stock					100,000
Sale of stock description					The amount that the Company shall be entitled to sell to Investor shall be equal to 200% of the average daily volume (U.S. market only) of the common stock for the 10 trading days prior to the applicable notice date so long as such amount does not exceed a calculated dollar amount per every 10 days of $500,000. The minimum amount shall be equal to $10,000.
Issuance of stock, value					$ 20,000
Deferred financing costs																				$ 0
Investor [Member] | Restricted Stock [Member] | Investment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from the issuance of common stock for cash, net																	$ 418,099			$ 90,919
Number of shares purchased																	6,946,717			1,122,672
Investor [Member] | Maximum [Member] | Investment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares purchased					10,000,000
Officers Employees and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, compensation expense																	$ 10,064	$ 238,966
Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of shares																	6,271,388
Gain (loss) on settlement of liabilities																	$ 230,726
Private Placement [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued interest													$ 54,128				54,128
Private Placement [Member] | Director [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from notes payable													250,000				250,000
Private Placement [Member] | Director [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from notes payable													$ 210,000				$ 210,000
Officer [Member] | Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of stock																	700,874
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of stock																					23,521,147
Proceeds from the issuance of common stock for cash, net																					$ 970,000
Board of Directors Chairman [Member] | Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from the issuance of common stock for cash, net																	$ 67,043
Board of Directors Chairman [Member] | Private Placement [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares purchased																	1
Investor [Member] | Restricted Stock [Member] | Stock Compensation And Subscription Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of stock			1,000,000			225,000					978,300
Issuance of stock, value						$ 45,000
Investor [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of stock											978,300
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted												674,000
Options expiration period												10 years
Exercise price												$ 0.15
Fair value of option granted												$ 104,226
Employees [Member] | Note Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option exercised, value												$ 101,100
Option exercised, shares												674,000
Interest rate												3.15%
Maturity date												Sep. 30, 2027
Geologist [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options expiration period									3 years								3 years
Options granted									10,000								50,000			66,000
Fair value of options granted																	$ 10,064			$ 16,571
Stock options, compensation expense																	$ 10,064			$ 16,571
Geologist [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price																	$ 0.12			$ 0.725
Geologist [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price																	$ 0.09			$ 0.047